PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Disclosure of prepayments and other receivables
20.	PREPAYMENTS AND OTHER RECEIVABLES

	2020	2021
	RMB’000	RMB’000
Due from third parties	452,921	337,235
Due from related parties	242,601	171,059

	695,522	508,294

	2020	2021
	RMB’000	RMB’000
Other receivables	606,452	423,028
Less: Provision for impairment	(10,590)	(6,503)

Other receivables, net (a)	595,862	416,525
Prepayments (b)	99,660	91,769

	695,522	508,294

(a)	Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group.
Movements on the provision for impairment of other receivables are as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At January 1	10,590	10,590	10,590
Provision for impairment	—	—	—
Reversal of impairment loss provision	—	—	(3,660)
Written off of impairment loss provision	—	—	(427)

At December 31	10,590	10,590	6,503

(b)
Prepayments mainly represent amounts paid in advance to the suppliers for utilities and other operating expenses of the Group. As of December 31, 2021, the input VAT with related invoices not been received or verified amounted to RMB87,575,000 (2020: RMB94,536,000).

The carrying amounts of the Group’s prepayments and other receivables are denominated in the following currencies:

	2020	2021
	RMB’000	RMB’000
RMB	695,522	507,854
HKD	—	440

	695,522	508,294

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.